Tax charge	12 Months Ended
Dec. 31, 2024
Tax charge
Tax charge

B3    Tax charge

Prudential is subject to tax in numerous jurisdictions and the calculation of the total tax charge inherently involves a degree of estimation and judgement. Current tax expense is charged or credited based upon amounts estimated to be payable or recoverable as a result of taxable amounts for the current year and adjustments made in relation to prior years. The positions taken in tax returns, where applicable tax regulation is subject to interpretation, are recognised in full in the determination of the tax charge in the consolidated financial statements, if the Group considers that it is probable that the taxation authority will accept those positions. Otherwise, provisions are established based on the likely amount of the liability, or recovery, by providing for the single best estimate of the most likely outcome or the weighted average expected value where there are multiple outcomes.

The total tax charge includes tax expense attributable to both policyholders and shareholders. The tax expense attributable to policyholders comprises the tax on the income of the consolidated with-profits and unit-linked funds. In certain jurisdictions, life insurance companies are taxed on both their shareholders’ profits and on their policyholders’ insurance and investment returns on certain insurance and investment products. Although both types of tax are included in the total tax charge in the Group’s Consolidated income statement, they are presented separately in the Consolidated income statement to provide the most relevant information about tax that the Group pays on its profits.

Deferred taxes are provided under the liability method for all relevant temporary differences. IAS 12 ‘Income Taxes’ does not require all temporary differences to be provided for, in particular, the Group does not provide for deferred tax on undistributed earnings of subsidiaries where the Group is able to control the timing of the distribution and the temporary difference created is not expected to reverse in the foreseeable future. Deferred tax assets are only recognised when it is more likely than not that future taxable profits will be available against which these losses can be utilised.

Deferred tax is measured at the tax rates that are expected to apply to the period when the asset is realised or the liability settled, based on tax rates (and laws) that have been enacted or are substantively enacted at the end of the reporting period.

B3.1  Total tax charge by segment

The total tax (charge) credit in the income statement is as follows:

	2024 $m	2023 $m	2022 $m
Hong Kong	(229)	(129)	(106)
Indonesia	(37)	(43)	(27)
Malaysia	(155)	(98)	(44)
Singapore	(176)	(174)	(61)
Growth markets and other	(158)	(103)	(210)
Eastspring	(29)	(26)	(26)
Total segment note (i)	(784)	(573)	(474)
Unallocated to a segment (central operations)	(40)	13	(4)
Total tax charge notes (i)(ii)	(824)	(560)	(478)

Notes

(i)	Profit before tax includes Prudential’s share of profit after tax from the joint ventures and associates that are equity accounted for. Therefore, the actual tax charge in the income statement does not include tax arising from the results of joint ventures and associates including Mainland China.
(ii)	The total tax charge is analysed between current tax and deferred tax by component as follows:

	2024 $m	2023 $m	2022 $m
Current tax arising from:
Corporation tax	(520)	(457)	(474)
Adjustments in respect of prior years	(1)	1	(7)
Pillar Two income taxes	–	–	–
Total current tax charge	(521)	(456)	(481)

Deferred tax arising from:
Origination and reversal of temporary differences	(319)	(135)	–
Adjustment in respect of a tax loss, tax credit or temporary difference from a prior year	16	31	3
Total deferred tax (charge) credit	(303)	(104)	3
Total tax charge	(824)	(560)	(478)

A small number of jurisdictions in which the Group has operations have implemented either a global minimum tax or a domestic minimum tax at a rate of 15 per cent, in line with the OECD Pillar Two proposals, effective for 2024 onwards. There was no impact from the new tax rules on the Group’s IFRS tax charge for the 2024 financial year.

Additional jurisdictions in which the Group has operations have implemented, or are in the process of implementing, the new tax rules effective for 2025 onwards. Implementation of the new tax rules in Hong Kong effective from 2025 onwards will bring the whole Group into scope of the new rules.

The Group has estimated the potential impact of the new Pillar Two tax rules for future periods. This assessment was based on recent financial statements, corporate income tax returns and country-by-country reports. The outcome in any period is sensitive to market movements in that period. In periods where the actual investment return is in line with, or below, expected long term returns, the Group does not expect the Pillar Two tax rules to have a material impact on the IFRS tax charge. In periods where the actual investment return exceeds the expected long term returns, the impact from the Pillar Two tax rules will depend on how the relevant jurisdiction taxes the actual investment return under local corporate income tax rules.

B3.2  Reconciliation of effective tax rate

In the reconciliation below, the expected tax rate reflects the corporation tax rates that are expected to apply to the taxable profit or loss for the year. It reflects the corporation tax rates of each jurisdiction weighted by reference to the amount of profit or loss contributing to the aggregate result. The reconciliation of the expected to actual tax (charge) credit and the percentage impact of reconciliation items on shareholder effective tax rate (ETR) are provided below.

	2024		2023		2022
	$m	ETR %	$m	ETR %	$m	%
Profit before tax (being tax attributable to shareholders’ and policyholders’ returns)	3,239		2,272		(519)
Tax charge attributable to policyholders’ returns note (i)	(286)		(175)		(124)
Profit before tax attributable to shareholders’ returns	2,953		2,097		(643)
Tax charge at the expected rate	(585)	20%	(399)	19%	85	13%
Effects of recurring tax reconciliation items:
Income not taxable or taxable at concessionary rates note (ii)	96	(3)%	80	(4)%	61	9%
Deductions and losses not allowable for tax purposes note (iii)	(164)	5%	(136)	6%	(196)	(30)%
Items related to taxation of life insurance businesses note (iv)	94	(3)%	137	(7)%	(129)	(20)%
Deferred tax adjustments including unrecognised tax losses	4	0%	13	(1)%	(45)	(7)%
Effect of results of joint ventures and associates note (v)	100	(3)%	(38)	2%	(32)	(5)%
Irrecoverable withholding taxes note (vi)	(61)	2%	(63)	3%	(55)	(9)%
Other	1	0%	(2)	1%	(15)	(2)%
Total credit (charge) on recurring items	70	(2)%	(9)	0%	(411)	(64)%
Effects of non-recurring tax reconciliation items:
Adjustments to tax charge in relation to prior years	7	0%	42	(2)%	1	0%
Movements in provisions for open tax matters note (vii)	(8)	0%	(15)	1%	(40)	(6)%
Adjustments in relation to business disposals and corporate transactions	(22)	0%	(4)	0%	11	2%
Total (charge) credit on non - recurring items	(23)	0%	23	(1)%	(28)	(4)%
Tax charge attributable to shareholders’ returns	(538)		(385)		(354)
Tax charge attributable to policyholders’ returns note (i)	(286)		(175)		(124)
Tax charge attributable to shareholders’ and policyholders’ returns	(824)		(560)		(478)
Profit before tax attributable to shareholders’ returns analysed into:
Adjusted operating profit	3,129		2,893		2,722
Non-operating result note (viii)	(176)		(796)		(3,365)
Profit before tax attributable to shareholders’ returns	2,953		2,097		(643)
Tax charge attributable to shareholders' returns analysed into:
Tax charge on adjusted operating profit	(547)		(444)		(539)
Tax credit on non-operating result note (viii)	9		59		185
Tax charge attributable to shareholders’ returns	(538)		(385)		(354)
Actual tax rate on:
Adjusted operating profit:
Including non-recurring tax reconciling items note(ix)	17%		15%		20%
Excluding non-recurring tax reconciling items	17%		16%		18%
Profit before tax attributable to shareholders’ returns note (ix)	18%		18%		(55)%

Notes

(i)	The tax charge attributable to policyholders of $(286) million (2023: $(175) million; 2022: $(124) million) is equal to the profit before tax attributable to policyholders as a result of accounting for policyholder income after the deduction of expenses on a post-tax basis.
(ii)	Income not taxable or taxable at concessionary rates primarily relates to non-taxable investment income and gains in Singapore and other (central) operations.
(iii)	Deductions and losses not allowable for tax purposes primarily relates to non-deductible head office costs in other (central) operations.
(iv)	Items related to taxation of life insurance businesses primarily relates to Hong Kong where the taxable profit is computed as 5 per cent of net insurance premiums.
(v)	Profit before tax includes Prudential’s share of profit after tax from the joint ventures and associates. Therefore, the actual tax charge does not include tax arising from profit or loss of joint ventures and associates and is reflected as a reconciling item.
(vi)	The Group incurs withholding tax on remittances received from certain jurisdictions and on certain investment income. Where these withholding taxes cannot be offset against corporate income tax or otherwise recovered, they represent a cost to the Group. Irrecoverable withholding tax on remittances is included in other (central) operations and is not allocated to any segment. Irrecoverable withholding tax on investment income is included in the relevant segment where the investment income is reflected.

(vii)  The statement of financial position contains the following provisions in relation to open tax matters.

2024 $m
Balance at 1 Jan	(93)
Movements in the current year included in tax charge attributable to shareholders	(8)
Provisions utilised in the year	13
Other movements (including interest arising on open tax matters and amounts included in the Group’s share of profits from joint ventures and associates, net of related tax)	(7)
Balance at 31 Dec	(95)

(viii) ‘Non-operating result’ is used to refer to items excluded from adjusted operating profit and includes short-term investment fluctuations in investment returns and corporate transactions. The tax credit on non-operating result is calculated using the tax rates applicable to investment profit or loss recorded in the non-operating result for each entity, and then adjusting for any discrete items included in the total tax charge that relate specifically to the amounts (other than investment related profit or loss) included in the non-operating result. The difference between this tax on non-operating result and the tax charge calculated on profit before tax is the tax charge on adjusted operating profit.

(ix)   The actual shareholder tax rates of the relevant business operations are shown below:

	2024%
					Growth		Other	Total
	Hong				markets		(central)	attributable to
	Kong	Indonesia	Malaysia	Singapore	and other	Eastspring	operations	shareholders
Tax rate on adjusted operating profit	9%	19%	22%	14%	23%	10%	(7)%	17%
Tax rate on profit before tax	10%	18%	22%	14%	23%	10%	(11)%	18%

	2023%
					Growth		Other	Total
	Hong				markets		(central)	attributable to
	Kong	Indonesia	Malaysia	Singapore	and other	Eastspring	operations	shareholders
Tax rate on adjusted operating profit	7%	22%	22%	16%	20%	9%	2%	15%
Tax rate on profit before tax	7%	22%	20%	16%	11%	9%	2%	18%

	2022%
					Growth		Other	Total
	Hong				markets		central	attributable to
	Kong	Indonesia	Malaysia	Singapore	and other	Eastspring	operations	shareholders
Tax rate on adjusted operating profit	4%	19%	26%	16%	33%	10%	0%	20%
Tax rate on profit before tax	(7)%	16%	25%	63%	40%	10%	(1)%	(55)%